Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office Furniture and Fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Renovations [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Freehold property [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	50 years